Income Tax Expense - Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	₩ 109,882	₩ 99,301	₩ 88,011
Income tax using the statutory tax rate of each country	23,951	25,957	19,828
Adjustments
Expenses not deductible for tax purpose	7	11	20
Foreign tax credits	5,028	4,500	3,223
Changes in estimates related to prior period	0	0	11
Utilization of previously unrecognized loss carried forward	(239)	0	(412)
Adjustments recognized related to prior period incomes	0	1,647	0
Tax credit	(2,131)	(765)	(1,022)
Additional tax for insufficient investments in designated areas	1,085	487	668
Changes in deferred tax liabilities related to investment in subsidiaries	(1,101)	1,351	2,577
Others	224	233	562
Total adjustments	2,873	7,464	5,627
Income tax expense	₩ 26,824	₩ 33,421	₩ 25,455
Effective tax rate	24.00%	34.00%	29.00%